Basis of Presentation and Summary of Significant Accounting Policies - Summary of Fair Value Measurement at Reporting Date (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Recurring [Member] | Share-based payment liability [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value	$ 1,383,298	$ 1,311,028	$ 1,177,617